GOODWILL AND IDENTIFIABLE INTANGIBLE ASSETS - Goodwill (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Balance at December 31, 2020	$ 467.0	$ 416.9	$ 417.3
Acquisition	8.8	39.9
Acquisition adjustments	8.7
Impairment of goodwill				$ (68.5)
Currency translation adjustment	(7.6)	9.3	(1.3)
Balance at September 30, 2021	459.5	467.0	416.9	417.3
Food & Beverage
Goodwill [Roll Forward]
Balance at December 31, 2020	129.1	108.6	108.7
Acquisition	2.0	17.9
Acquisition adjustments	8.7
Currency translation adjustment	(2.1)	2.4	(0.3)
Balance at September 30, 2021	120.3	129.1	108.6	108.7
Institutional
Goodwill [Roll Forward]
Balance at December 31, 2020	337.9	308.3	308.6
Acquisition	6.8	22.0
Currency translation adjustment	(5.5)	6.9	(1.0)
Balance at September 30, 2021	$ 339.2	$ 337.9	$ 308.3	$ 308.6